TRADE PAYABLES (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade payables	R$ 2,902,593	R$ 4,209,434
Forfaiting [Member]
IfrsStatementLineItems [Line Items]
Trade payables	2,902,593
Not Forfaiting [Member]
IfrsStatementLineItems [Line Items]
Trade payables	7,073,997
Later Than One Month Not Later Than Six Months [Member] | Forfaiting [Member]
IfrsStatementLineItems [Line Items]
Trade payables	1,973,029
Later Than One Month Not Later Than Six Months [Member] | Not Forfaiting [Member]
IfrsStatementLineItems [Line Items]
Trade payables	6,525,690
Later Than Six Months Not Later Than One Year [Member] | Forfaiting [Member]
IfrsStatementLineItems [Line Items]
Trade payables	929,564
Later Than Six Months Not Later Than One Year [Member] | Not Forfaiting [Member]
IfrsStatementLineItems [Line Items]
Trade payables	505,044
Later than one year [member] | Not Forfaiting [Member]
IfrsStatementLineItems [Line Items]
Trade payables	R$ 43,263